Related Party Transactions - Non-interest Bearing Advances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Advances to affiliates	$ 13,026	$ 11,942
Advances from affiliates	22,987	43,205
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Advances to affiliates	13,026	11,942
Advances from affiliates	$ 22,987	$ 43,205